Special Items	6 Months Ended
Jun. 30, 2019
Disclosure of special items [Abstract]
Special Items
Special items

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Impairment and derecognition of assets	9	94	104
Retrenchment and related costs	6	33	34
Legal fees and other costs related to contract terminations and settlement costs	3	5	17
Brazilian power utility legal settlement	(16)	—	—
Write-down of inventories	—	1	1
Net (profit) loss on disposal of assets	1	22	20
Royalties received	(1)	(6)	(10)
Indirect tax expenses (recoveries)	4	2	4
	6	151	170